Submission	Feb. 07, 2025
Submission [Line Items]
Central Index Key	0001069258
Registrant Name	KRATOS DEFENSE & SECURITY SOLUTIONS, INC.
Registration File Number	333-277222
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES